Other Non-Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current other non-financial liabilities
Non-current contract liabilities	€ 2,000
Total non-current other non-financial liabilities	2,000
Vacation accruals	2,010	€ 2,474
Payroll tax and social security	2,816	3,497
Miscellaneous Other Current Non-financial Liabilities	1,883	2,596
Total current other non-financial liabilities	6,709	8,567
Total other non-financial liabilities	€ 8,709	€ 8,567